CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue:
Total revenue	$ 804,974,475	$ 950,012,173	$ 1,536,017,781
Costs of revenue:
Cost of real estate lease income	(33,920,221)	(20,287,953)	(22,438,180)
Total costs of revenue	(672,509,119)	(878,056,065)	(1,468,080,865)
Gross profit	132,465,356	71,956,108	67,936,916
Selling and distribution expenses	(9,927,659)	(29,458,486)	(90,569,390)
General and administrative expenses	(74,244,144)	(96,106,518)	(163,410,021)
Gain on disposal of property held for lease		5,687,312	(18,651,259)
Impairment loss on goodwill		(1,481,006)	(4,355,469)
Impairment loss on intangible assets			(14,295,790)
Operating (loss) /income	48,293,553	(49,402,590)	(204,693,754)
Interest income	4,779,314	8,207,327	28,296,824
Interest expense	(176,940,318)	(158,008,411)	(183,398,772)
Gain on extinguishment of debt	169,932,886	9,620,914	0
Loss on short-term investments	(7,626,097)	(71,675,454)	(30,203,357)
Share of (loss)/gain in an equity investee	(17,914,070)	(26,166,538)	(23,345,765)
Exchange (loss) /gains	13,482,057	39,952,338	(9,707,463)
Gain on modification of debt	26,372,965
Other (loss) /income	25,426,872	(1,968,849)	2,509,645
Income /(loss) from operations before income taxes	85,807,162	(249,441,263)	(420,542,642)
Income taxes benefit/ (expenses)	(55,275,451)	(9,241,462)	7,280,528
Net income/(loss)	30,531,711	(258,682,725)	(413,262,114)
Net (loss)/income attributable to non-controlling interest	9,750,314	(4,670,836)	(4,045,264)
Net (loss)/income attributable to Xinyuan Real Estate Co., Ltd. shareholders	$ 40,282,025	$ (263,353,561)	$ (417,307,378)
(Loss)/income per share:
Basic	$ 0.38	$ (2.44)	$ (3.89)
Diluted	$ 0.38	$ (2.44)	$ (3.89)
Shares used in computation:
Basic	106,686,376	107,849,225	107,283,420
Diluted	106,686,376	107,849,225	107,283,420
Foreign currency translation adjustments	$ (6,770,114)	$ (67,014,536)	$ 20,861,635
Comprehensive income/(loss)	23,761,597	(325,697,261)	(392,400,479)
Comprehensive income/(loss) attributable to non-controlling interest	11,532,734	5,804,943	(7,088,744)
Comprehensive (loss)/income attributable to Xinyuan Real Estate Co., Ltd. shareholders	35,294,331	(319,892,318)	(399,489,223)
Real estate sales
Revenue:
Revenue	658,073,173	809,412,923	1,392,240,005
Costs of revenue:
Cost of revenue	(557,662,795)	(768,356,253)	(1,359,344,416)
Real estate management services income
Revenue:
Revenue	93,676,874	105,460,071	109,822,206
Costs of revenue:
Cost of revenue	(72,310,054)	(79,609,736)	(73,978,205)
Real estate lease income
Revenue:
Real estate lease income	37,218,451	20,782,612	19,781,344
Other revenue
Revenue:
Revenue	16,005,977	14,356,567	14,174,226
Costs of revenue:
Cost of revenue	$ (8,616,049)	$ (9,802,123)	$ (12,320,064)